September 30, 1999



 [GRAPHIC OMITTED] BT Mutual Funds




                            BT PreservationPlus Fund
                                  Annual Report




                   TRUST: BT PYRAMID MUTUAL FUNDS

                   INVESTMENT ADVISOR: BANKERS TRUST COMPANY

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Table of Contents
--------------------------------------------------------------------------------

            Letter to Shareholders ........................................    3


            BT PreservationPlus Fund
               Statement of Assets and Liabilities ........................    7
               Statement of Operations ....................................    8
               Statements of Changes in Net Assets ........................    9
               Financial Highlights .......................................   10
               Notes to Financial Statements ..............................   11
               Report ofIndependent Auditors ..............................   13

            BT PreservationPlus Portfolio
               Schedule of Portfolio Investments ..........................   14
               Statement of Assets and Liabilities ........................   17
               Statement of Operations ....................................   17
               Statements of Changes in Net Assets ........................   18
               Financial Highlights .......................................   18
               Notes to Financial Statements ..............................   19
               Report of Independent Auditors .............................   21

            Proxy Results .................................................   22


                            ------------------------

                    The Fund is not insured by the FDIC and
                    is not a deposit, obligation of or
                    guaranteed by Bankers Trust Company. The
                    Fund is subject to investment risks,
                    including possible loss of principal
                    amount invested.

                            ------------------------

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Letter to Shareholders
--------------------------------------------------------------------------------


We are pleased to present you with this annual report for the year ended September 30, 1999 for the BT PreservationPlus Fund (the "Fund"). It provides a review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The BT PreservationPlus Fund is the first SEC registered mutual fund specifically designed as an investment alternative to traditional GIC commingled funds and other stable value products. The Fund is open to investors in participant-directed employee benefit plans that meet certain eligibility criteria, including corporate 401(k), public 457, and not-for-profit 403(b) plans.

MARKET ACTIVITY
Overall, the U.S. bond market was dominated by a dramatic increase in interest rates during the twelve months ended September 30, 1999.

A myriad of political and economic events boosted the "spread sectors" but lofted the U.S. yield curve across all maturities over the first six months of the Fund's fiscal year, dragging down the performance of U.S. Treasury securities.
o The birth of the Euro currency, Brazilian devaluation, NATO military action in the Balkans, and heavy merger activity and booming debt origination in the U.S., were just some of the factors that led to disappointing returns from U.S. Treasuries. The Treasury market conceded to reduced concerns over international turmoil and increased investor demand for the higher yields offered by other fixed income sectors.
o In contrast, the corporate, mortgage and asset-backed sectors rallied, as yield spreads tightened substantially with the return of liquidity to the fixed income markets. The mortgage and corporate bond sectors reacted favorably to three Federal Reserve Board easings, interest rate cuts in a number of other countries, and better coordination of international monetary policy. All three of the credit-dependent "spread sectors"--i.e. corporate, mortgage, and asset-backed--flourished with declining implied volatilities, subsiding refinancing worries, and a continuing reduction of liquidity premiums.

During the second half of the Fund's fiscal year, virtually all of the U.S. fixed income sectors were impacted by higher interest rates, renewed inflation fears, and a reversal in Federal Reserve Board policy.
o To guard against the perceived risks of inflationary pressures brought on by an improving global economy, a still strong U.S. economy, and an extremely tight labor market, the Federal Reserve Board acted twice during the second half of the Fund's fiscal year. The Fed raised the fed funds rate by 0.25% each on June 30 and August 24. We believe the hike in rates marked a movement from the low growth/low yield environment of 1998 to the medium growth/medium yield arena of 1999.
o U.S. Treasury yields continued to move sharply higher. For example, the 5-year U.S. Treasury note rose 0.88% in the first half of the fiscal year and increased another 0.66% in the second half.
o The "spread sectors" were impacted to an even greater degree, underperforming U.S. Treasuries for the six months ended September 30, 1999. During the second calendar quarter, yields on these sectors moved higher across all maturities, as yield spreads came under pressure from increased new issue offerings and concerns over prepayment volatility in the mortgage market. During the third calendar quarter, yield spreads on corporate bonds widened, as investors' concerns grew over the credit implications of increased inflation and its effect on earnings, while yield spreads on asset-backed securities tightened in September, as the new issue calendar failed to meet earlier volume expectations. Mortgage securities' yields rose dramatically in September, primarily due to higher interest rates and slower prepayments.

INVESTMENT REVIEW
Despite significant market volatility, the Fund met its objective of maintaining a stable value per share and produced a high level of current income. The Fund's NAV has remained steady at $10 per share every day since inception./1

The Portfolio is diversified across the major sectors of the investment grade fixed income market. As of September 30, 1999, the Portfolio is allocated 41% to corporate bonds, 25% to mortgage-backed securities, 2% to foreign bonds, 10% to U.S. Treasuries/agencies, and 22% to cash equivalents. This allocation of fixed income securities is intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically offered higher yields than U.S. government securities. Additionally, the Fund has entered into Wrapper Agreements that are intended to stabilize the Fund's NAV.

The Fund is the first SEC registered mutual fund to make use of Wrapper Agreements to seek to maintain principal stability in the face of fluctuations in values due to changes in yields. To date, we have negotiated four Wrapper Agreements, each of which covers approximately one quarter of the fixed income securities in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of September 30, 1999 are issued by Bank of America NT&SA, National Westminster Bank PLC, Credit Suisse Financial Products, and Transamerica Life Insurance & Annuity Co. This continues to be a successful strategy for the Fund.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Letter to Shareholders
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Periods ended September 30, 1999                   Cumulative Total Returns         Average Annual Total Returns
---------------------------------------------------------------------------------------------------------------------------
                                                            Past 1       Since              Past 1        Since
                                                             year     inception/3            year      inception/3
---------------------------------------------------------------------------------------------------------------------------
 BT PreservationPlus Fund Investment Class Shares/1
  (inception 10/1/97)                                        5.50%      11.59%               5.50%       5.65%
---------------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index/2                3.34%      11.47%               3.34%       5.58%
---------------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Index/2                         6.19%      12.93%               6.19%       6.27%
---------------------------------------------------------------------------------------------------------------------------
 IBC First Tier Retail Money Fund Universe/2                 4.52%       9.84%               4.52%       4.79%
---------------------------------------------------------------------------------------------------------------------------
 BT PreservationPlus Fund Institutional Class Shares/1
  (inception 12/14/97)                                       5.66%      10.60%               5.66%       5.79%
---------------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index/2                3.34%       9.65%               3.34%       5.40%
---------------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Index/2                         6.05%      10.90%               6.05%       6.10%
---------------------------------------------------------------------------------------------------------------------------
 IBC First Tier Retail Money Fund Universe/2                 4.52%       8.47%               4.52%       4.74%
---------------------------------------------------------------------------------------------------------------------------
 BT PreservationPlus Fund Institutional Service
  Class Shares/1 (inception 4/1/98)                          5.50%       8.48%               5.50%       5.60%
---------------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index/2                3.34%       8.09%               3.34%       5.32%
---------------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Index/2                         6.04%       9.25%               6.04%       6.07%
---------------------------------------------------------------------------------------------------------------------------
 IBC First Tier Retail Money Fund Universe/2                 4.52%       7.13%               4.52%       4.68%
---------------------------------------------------------------------------------------------------------------------------
 BT PreservationPlus Fund Service Class Shares/1
  (inception 9/23/98)                                        5.25%       5.36%               5.25%       5.28%
---------------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year Government/Corporate Index/2                3.34%       3.34%               3.34%       3.34%
---------------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Index/2                         5.31%       5.31%               5.31%       5.31%
---------------------------------------------------------------------------------------------------------------------------
 IBC First Tier Retail Money Fund Universe/2                 4.52%       4.52%               4.52%       4.52%
---------------------------------------------------------------------------------------------------------------------------

----------
1/ Performance quoted represents past performance. The Fund seeks to maintain a constant $10.00 per share net asset value. The Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable share value. The Fund holds fixed income securities, money market instruments, futures, options, and other instruments, and contracts with financial institutions, such as insurance companies and banks that are intended to stabilize the value per share. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
2/ In addition to the IBC Money Fund Averages, we use two alternative benchmarks. The Lehman 1 to 3 Year Government/Corporate Index, our primary benchmark, is a total return index consisting of all U.S. Government agency securities, U.S. Government Treasury securities, and all investment grade corporate debt securities with maturities of one to three years. We also have changed our second benchmark from the Ryan Labs 5 Year GIC Index, comparing our performance instead to the Wrapped Lehman Intermediate Index. This index more closely reflects the market sectors in which the Fund invests. Indices are unmanaged and investments cannot be made in an index.
3/ The benchmarks for the Since Inception time periods are calculated from September 30, 1997 for the Investment Class, from December 31, 1997 for the Institutional Class, from March 31, 1998 for the Institutional Service Class, and from September 30, 1998 for the Service Class comparisons.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                       By Theme as of September 30, 1999
                    (percentages are based on market value)

Foreign Debt 2%                                                         Other 2%

Financial                                                               Mortgage
Services 29%                                                          Backed 25%

Short-Term U.S.                                                       Utility 3%
Government                                                      U.S. Treasury 7%
3%

Industrial 7%                                              Money Market Fund 22%

The Fund has maintained a high quality portfolio. The average credit quality of investments in the Fund improved during the year from AA+ at March 31 to AAA at the end of the fiscal year, as measured by Standard & Poor's. The average quality of the issuers of the Wrapper Agreements at that time was AA-, as measured by Standard & Poor's. The Fund's duration at September 30, 1999 stood at 3.16 years.

MANAGER OUTLOOK
Economic momentum continues to build around the world. U.S. growth has shown little sign of slowing; the expansions in Europe have picked up speed; and the recoveries in Asia have been surprisingly vigorous. We expect such global growth trends to intensify and accelerate in a self-reinforcing manner over the balance of 1999 and into 2000. This brighter world economic picture should continue to fuel the sale of U.S. Treasuries by foreign investors. At the same time, we believe that shifts by foreign investors to comparatively riskier asset classes should provide a lift to the corporate, mortgage, and asset-backed spread sectors.

We do not believe that this rebound in growth is likely to result in any serious build up of inflationary pressures in Europe and Asia because of the ample economic slack that still exists in those regions. In the U.S., by contrast, while inflation remains low currently, recent hikes in the prices of oil and gold, together with other indications of persistent economic strength, suggest that inflation may increase at some point in the near future. Furthermore, labor markets remain drum tight, so the risks of economic overheating are more palpable unless growth cools down fairly soon. We continue to doubt that such a slowing is in the cards for the near term given the U.S. economy's strong fundamentals. This, along with the Federal Reserve Board's "tightening bias" stance declared on October 5, leads us to expect some additional Fed tightening and gradually building inflationary pressures to impart a cautious tone in U.S. financial markets.

Given this outlook, we anticipate fixed income yields to drift a bit higher and yield spreads to widen over the near term, as Y2K and liquidity concerns arise. These conditions should present us with attractive, but limited, opportunities to invest new cash flows at higher yield spreads. Over the longer term, we maintain a generally positive but cautious outlook for the U.S. fixed income markets.

We will maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting the highest quality spread sector assets at the maximum yield possible, while normally maintaining a 10% cash allocation to provide liquidity. This liquidity facilitates effective wrapper agreement management while maximizing the return volatility of the fixed income securities.

We value your support of the PreservationPlus Fund and look forward to serving your investment needs in the years ahead.


                                /s/ Eric Kirsch

                                /s/ John Axtell

                             /s/ Louis R. D'Arienzo


                 Eric Kirsch, John Axtell and Louis R. D'Arienzo
                            Portfolio Managers of the
                           PreservationPlus Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in                     BT PreservationPlus Fund Investment Class - $11,159
Value of a $10,000                          ---------------------------------------------------
Investment in the BT                        Oct-97  10000
PreservationPlus Fund                       Mar-98  10284
Investment Class, Lehman,                   Sep-98  10576
IBC and Wrapped Lehman.                     Mar-99  10868
                                            Sep-99  11159
-----------------------------
  Total Return for the Year                 Lehman 1-3 Year Government/Corporate Index - $11,147
   Ended September 30, 1999                 ----------------------------------------------------
One Year   Since 10/1/97/1                  Oct-97  10000
  5.50%       5.65%/2                       Mar-98  10313
                                            Sep-98  10787
1/ The Fund's inception date.               Mar-99  10951
2/ Annualized.                              Sep-99  11147

Investment return and principal             IBC First Tier Money Market Universe - $10,984
value will fluctuate so that shares,        ----------------------------------------------
when redeemed, may be worth                 Oct-97  10000
more or less than their original            Mar-98  10251
cost.                                       Sep-98  10506
-----------------------------               Mar-99  10742
                                            Sep-99  10984


                                            Wrapped Lehman Intermediate Aggregate $11,293
                                            ---------------------------------------------
                                            Oct-97  10000
                                            Mar-98  10250
                                            Sep-98  10625
                                            Mar-99  10939
                                            Sep-99  11293


                                            Past performance is not indicative of future performance. The above graph represents performance information of Investment Class Shares (the initial class of shares). Performance of the other classes will vary based on differences in fees and expenses. Performance figures assume the reinvestment of dividends and capital gain distributions.


--------------------------------------------------------------------------------

      Average Annual Total Returns for the Periods Ended September 30, 1999

                                 Inception Date     One Year     Since Inception

Investment Class                     10/1/97           5.50%           5.65%
Institutional Class                 12/14/97           5.66%           5.79%
Institutional Service Class          4/1/98            5.50%           5.60%
Service Class                        9/23/98           5.25%           5.28%

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Statement of Assets and Liabilities September 30, 1999
--------------------------------------------------------------------------------

Assets
   Investment in BT PreservationPlus Portfolio, at Value ..........................................   $ 340,755,684
   Receivable for Shares of Beneficial Interest Subscribed ........................................         338,805
   Prepaid Expenses and Other .....................................................................         258,011
   Due from Bankers Trust .........................................................................          15,099
                                                                                                      -------------
Total Assets ......................................................................................     341,367,599
                                                                                                      -------------
Liabilities
   Payable for Shares of Beneficial Interest Redeemed .............................................         861,812
   Dividend Payable ...............................................................................           3,311
   Accrued Expenses and Other .....................................................................         150,822
                                                                                                      -------------
Total Liabilities .................................................................................       1,015,945
                                                                                                      -------------
Net Assets ........................................................................................   $ 340,351,654
                                                                                                      =============

Composition of Net Assets
   Paid-in Capital ................................................................................   $ 340,950,203
   Net Unrealized Depreciation on Investments .....................................................      (5,516,504)
   Accumulated Net Realized Loss on Investments ...................................................      (2,291,364)
   Unrealized Appreciation on Wrapper Agreements ..................................................       7,209,319
                                                                                                      -------------
Net Assets ........................................................................................   $ 340,351,654
                                                                                                      =============

Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
   Investment Class Shares/1 ......................................................................   $       10.00
   Institutional Class Shares/2 ...................................................................   $       10.00
   Institutional Service Class Shares/3 ...........................................................   $       10.00
   Service Class Shares/4 .........................................................................   $       10.00

----------
1/ Net asset value, offering and redemption price per share (based on net assets of $21,754,347 and 2,175,435 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).
2/ Net asset value, offering and redemption price per share (based on net assets of $186,563,222 and 18,656,321 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).
3/ Net asset value, offering and redemption price per share (based on net assets of $114,935,376 and 11,493,538 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).
4/ Net asset value, offering and redemption price per share (based on net assets of $17,098,709 and 1,709,871 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized).


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Statement of Operations For the year ended September 30, 1999

--------------------------------------------------------------------------------

Investment Income
   Income net of expenses allocated from BT PreservationPlus Portfolio ......   $ 16,199,262
                                                                                ------------
Expenses
   Administration and Service Fees - Investment Class .......................         47,122
   Administration and Service Fees - Institutional Class ....................        180,759
   Administration and Service Fees - Institutional Service Class ............         80,733
   Administration and Service Fees - Service Class ..........................         24,730
   Shareholder Service Fee - Institutional Service Class ....................        121,203
   Shareholder Service Fee - Service Class ..................................         24,730
   Registration Fees ........................................................         39,021
   Printing and Shareholder Reports .........................................         55,942
   Trustees Fees ............................................................          3,924
   Professional Fees ........................................................         37,091
   Organization Expenses ....................................................         90,084
   Miscellaneous ............................................................         16,653
                                                                                ------------
   Total Expenses ...........................................................        721,992
   Less Fees Waived/Expenses Reimbursed by Bankers Trust
      Investment Class ......................................................        (55,747)
      Institutional Class ...................................................       (205,687)
      Institutional Service Class ...........................................       (102,600)
      Service Class .........................................................        (22,639)
                                                                                ------------
   Net Expenses .............................................................        335,319
                                                                                ------------
Net Investment Income .......................................................     15,863,943
                                                                                ------------
   Net Change in Unrealized Appreciation/Depreciation on:
      Investments ...........................................................     (9,468,496)
      Wrapper Agreements ....................................................     11,590,701
   Realized Loss from Investment Transactions ...............................     (2,122,205)
                                                                                ------------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements             --
                                                                                ------------
Net Increase in Net Assets from Operations ..................................   $ 15,863,943
                                                                                ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                For the              For the
                                                                               year ended           year ended
                                                                           September 30, 1999   September 30, 1998
                                                                          --------------------- -------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ..................................................   $  15,863,943        $   7,381,741
   Net Change in Unrealized Appreciation/Depreciation on Investments ......      (9,468,496)           3,951,992
   Net Change in Unrealized Appreciation/Depreciation on Wrapper Agreements      11,590,701           (4,943,878)
   Net Realized Gain (Loss) from Investment Transactions ..................      (2,122,205)             991,886
                                                                             --------------          -----------
   Net Increase in Net Assets from Operations .............................      15,863,943            7,381,741
                                                                             --------------          -----------
Distributions to Shareholders
   Net Investment Income
      Investment Class ....................................................      (1,023,937)            (528,312)
      Institutional Class .................................................      (9,995,052)          (5,716,544)
      Institutional Service Class .........................................      (4,330,326)          (1,136,465)
      Service Class .......................................................        (514,628)                (420)
   Net Realized Gain/1
      Investment Class ....................................................         (90,966)                  --
      Institutional Class .................................................        (874,487)                  --
      Institutional Service Class .........................................        (284,725)                  --
      Service Class .......................................................         (14,071)                  --
                                                                             --------------          -----------
Total Distributions .......................................................     (17,128,192)          (7,381,741)
                                                                             --------------          -----------
Capital Transactions in Shares of Beneficial Interest
   Net Increase Resulting from Investment Class Shares ....................       6,841,984           15,003,333
   Net Increase Resulting from Institutional Class Shares .................      25,244,841          162,192,860
   Net Increase Resulting from Institutional Service Class Shares .........      60,083,543           55,136,558
   Net Increase Resulting from Service Class Shares .......................      16,708,354              404,430
                                                                             --------------          -----------
Net Increase from Capital Transactions in Shares of Beneficial Interest ...     108,878,722          232,737,181
                                                                             --------------          -----------
Total Increase in Net Assets ..............................................     107,614,473          232,737,181
Net Assets
Beginning of Year .........................................................     232,737,181                   --
                                                                             --------------          -----------
End of Year ...............................................................   $ 340,351,654        $ 232,737,181
                                                                             ==============         ============

----------
1/ See Note 4 in Notes to Financial Statements.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated.

                                                       Investment Class Shares                 Institutional Class Shares
                                                   ----------------------------------    -------------------------------------
                                                                     For the period                          For the period
                                                       For the      October 1, 1997/1       For the        December 14, 1997/1
                                                     year ended          through           year ended            through
                                                   Sept. 30, 1999    Sept. 30, 1998      Sept. 30, 1999       Sept. 30, 1998
                                                   --------------    --------------      --------------       --------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..........        $10.00            $10.00              $10.00              $10.00
                                                       ------            ------              ------              ------
Income from Investment Operations
   Net Investment Income ......................          0.54              0.56                0.55                0.46
Distributions to Shareholders
   Net Investment Income ......................         (0.54)            (0.56)              (0.55)              (0.46)
   Net Realized Gains/3 .......................         (0.05)               --               (0.05)                 --
Reverse Stock Split/3 .........................          0.05                --                0.05                  --
                                                       ------            ------              ------              ------
   Net Asset Value, End of Period .............        $10.00            $10.00              $10.00              $10.00
                                                       ======            ======              ======              ======
Total Investment Return .......................          5.50%             5.76%               5.66%               5.91%/2
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ...       $21,754           $15,003            $186,563            $162,193
   Ratios to Average Net Assets:
      Net Investment Income ...................          5.43%             5.65%               5.53%               5.79%/2
      Net Expenses, Including Expenses of the
        PreservationPlus Portfolio ............          0.55%             0.55%               0.40%               0.40%/2
      Decrease Reflected in Above Expense Ratio
        Due to Fees Waived/Expenses Reimbursed
        by Bankers Trust ......................          0.45%             0.51%               0.26%               0.50%/2

                                                  Institutional Service Class Shares            Service Class Shares
                                                  ----------------------------------    -------------------------------------
                                                                     For the period                         For the period
                                                       For the       April 1, 1998/1        For the      September 23, 1998/1
                                                     year ended          through          year ended           through
                                                   Sept. 30, 1999    Sept. 30, 1998     Sept. 30, 1999     Sept. 30, 1998
                                                   --------------    --------------     --------------     --------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..........        $10.00            $10.00              $10.00              $10.00
                                                       ------            ------              ------              ------
Income from Investment Operations
   Net Investment Income ......................          0.54              0.28                0.51                0.01
Distributions to Shareholders
   Net Investment Income ......................         (0.54)            (0.28)              (0.51               (0.01)
   Net Realized Gains/3 .......................         (0.05)               --               (0.05)                 --
Reverse Stock Split/3 .........................          0.05                --                0.05                  --
                                                       ------            ------              ------              ------
Net Asset Value, End of Period ................        $10.00            $10.00              $10.00              $10.00
                                                       ======            ======              ======              ======
Total Investment Return .......................          5.50%             5.78%/2             5.25                5.42%/2
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ...      $114,935           $55,137             $17,099                $404
   Ratios to Average Net Assets:
      Net Investment Income ...................          5.43%             5.66%/2             5.20                5.42%/2
      Net Expenses, Including Expenses of the
        PreservationPlus Portfolio ............          0.55%             0.55%/2             0.80               0.80%/2
      Decrease Reflected in Above Expense Ratio
        Due to Fees Waived/Expenses Reimbursed
        by Bankers Trust ......................          0.28%             0.39%/2             0.38               0.43%/2

----------
1/ Commencement of operations.
2/ Annualized.
3/ See Note 4 in Notes to Financial Statements.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT PreservationPlus Fund (the "Fund") is one of the funds offered to investors by the Trust.

The Fund offers four classes of shares to investors; Investment Class, Institutional Class, Service Class and Institutional Service Class (the "Classes"). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting it.

The Investment, Institutional, Institutional Service, and Service Classes began operations on October 1, 1997, December 14, 1997, April 1, 1998 and September 23, 1998, respectively.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the BT PreservationPlus Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1999, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Transactions and Related Investment Income
The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

Security transactions are accounted for on the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro-rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. Distributions
It is the Fund's policy to declare dividends daily and distribute them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, are made annually to the extent they are not offset by capital loss carryforwards.

D. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other
The Trust accounts separately for the assets, liabilities and operations of each fund and each class. Expenses directly attributable to a fund or class are charged to that fund or class, while expenses which are attributable to all of the Trust's funds or classes are allocated among them on the basis of relative net assets.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .25% of average daily net assets for the Investment and Service classes and .10% of average daily net assets for the Institutional and Institutional Service classes.

The Service and Institutional Service Classes are also subject to shareholder servicing fees in the maximum amount of .25% and .15% of average daily net assets, respectively.

ICC Distributors, Inc. provides distribution services to the Fund.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class, to the extent necessary to limit all expenses as follows: Investment Class of Shares to .20% of the average daily net assets of the Class, excluding expenses of the Portfolio and .55% of the average daily net assets of the Class, including expenses of the Portfolio; Service Class of Shares to .45% of the average daily net assets of the Class, excluding expenses of the Portfolio and .80% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Class of Shares to .05% of the average daily net assets of the Class, excluding expenses of the Portfolio and .40% of the average daily net assets of the Class, including expenses of the Portfolio; and Institutional Service Class to .20% of the average daily net assets of the Class, excluding expenses of the Portfolio and .55% of the average daily net assets of the Class, including expenses of the Portfolio.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption.

Bankers Trust was a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly-owned subsidiary of Deutsche Bank.

Note 3--Shares of Beneficial Interest
At September 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                 Investment Class Shares                                  Institutional Class Shares
                   ----------------------------------------------------     --------------------------------------------------------
                          For the                  For the period                   For the                    For the period
                        year ended            October 1, 1997/1 through            year ended            December 14, 1997/1 through
                    September 30, 1999            September 30, 1998           September 30, 1999            September 30, 1998
                   ----------------------------------------------------     --------------------------------------------------------
                    Shares         Amount       Shares        Amount           Shares         Amount       Shares         Amount
                    ------         ------       ------        ------           ------         ------       ------         ------
Sold ...........   1,850,751   $ 18,507,512    3,085,270   $ 30,852,705       5,332,928    $ 53,329,280   18,237,037   $182,370,372
Reinvested .....     117,139      1,171,387       44,831        448,308       1,162,241      11,622,407      496,228      4,962,280
Stock Split/2 ..      (9,097)            --           --             --         (87,449)             --           --             --
Redeemed .......  (1,283,691)   (12,836,915)  (1,629,768)   (16,297,680)     (3,970,685)    (39,706,846)  (2,513,979)   (25,139,792)
                  ----------   ------------   ----------   ------------      ----------    ------------   ----------   ------------
Increase .......     675,102   $  6,841,984    1,500,333   $ 15,003,333       2,437,035    $ 25,244,841   16,219,286   $162,192,860
                  ==========   ============   ==========   ============      ==========    ============   ==========   ============

                           Institutional Service Class Shares                              Service Class Shares
                   ----------------------------------------------------     --------------------------------------------------------
                            For the                For the period                  For the                    For the period
                          year ended           April 1, 1998/1 through            year ended            September 23, 1998/1 through
                      September 30, 1999         September 30, 1998          September 30, 1999             September 30, 1998
                   ----------------------------------------------------     --------------------------------------------------------
                    Shares         Amount       Shares        Amount           Shares         Amount       Shares         Amount
                    ------         ------       ------        ------           ------         ------       ------         ------
Sold ...........    8,620,987   $86,209,870    6,774,020    $67,740,195       1,822,089     $18,220,889       40,443   $   404,430
Reinvested .....      483,386     4,833,857       91,836        918,362          52,812         528,121           --            --
Stock Split/2 ..      (28,473)           --           --             --          (1,407)             --           --            --
Redeemed .......   (3,096,018)  (30,960,184)  (1,352,200)   (13,521,999)       (204,066)     (2,040,656)          --            --
                   ----------   -----------   ----------    -----------        --------      ----------
Increase .......    5,979,882   $60,083,543    5,513,656    $55,136,558       1,669,428     $16,708,354       40,443   $   404,430
                   ==========   ===========   ==========    ===========       =========     ===========       ======   ===========

----------
1/ Commencement of operations.
2/ See Note 4.

Note 4--Additional Distributions
In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

On December 4, 1998, the Fund declared a capital gain distribution of $.05 per share and a corresponding reverse stock split of .995 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
BT Pyramid Mutual Funds - BT PreservationPlus Fund

We have audited the accompanying statement of assets and liabilities of BT PreservationPlus Fund (the "Fund") as of September 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BT PreservationPlus Fund at September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



Ernst & Young, LLP
Philadelphia, Pennsylvania
November 8, 1999

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Schedule of Portfolio Investments September 30, 1999
--------------------------------------------------------------------------------

Principal
  Amount                      Security                                 Value
  ------                      --------                                 -----

             CORPORATE DEBT - 47.3%
             Financial Services - 32.9%
             ABN Amro Bank,
$1,000,000     7.55%, 6/28/06 .................................    $  1,024,060
   200,000     7.125%, 6/18/07 ................................         196,773
   200,000   Abbey National, PLC, 6.69%, 10/17/05 .............         194,836
 2,000,000   ACCMT 1996 - A A1, 6.00%, 11/15/05 ...............       1,973,390
   550,000   American Express Credit Card,,
               5.95% 5/17/04 ..................................         534,359
 2,000,000   American Express Master Trust,
               7.60%, 8/15/02 .................................       2,045,310
 1,000,000   American General Finance,
               5.90%, 1/15/03 .................................         974,210
 1,000,000   AMXMT 98 - 1 A, 5.90%, 4/15/04 ...................         981,205
 1,000,000   Asian Development Bank,
               5.75%, 5/19/03 .................................         979,699
 1,000,000   Associates Corp., 9.125%, 4/1/00 .................       1,015,717
 2,000,000   AT&T Master Trust 1995 - 2A,
               5.95%, 10/17/02 ................................       1,997,410
             Bank America Corp.,
   300,000     7.50%, 10/15/02 ................................         306,736
   400,000     7.125%, 5/12/05 ................................         401,678
   300,000   Bear Stearns Co., 6.15%, 3/2/04 ..................         289,159
 3,000,000   California Infrastructure PG&E -
               Class A6, 6.38%, 9/25/08 .......................       2,936,835
 2,000,000   California Infrastructure PG&E -
               Class A7, 6.42%, 9/25/08 .......................       1,969,450
 1,000,000   Capital Auto Receivables Asset Trust,
               5.68%, 8/15/04 .................................         987,555
 2,000,000   Capital One - 4, 5.43%, 1/15/07 ..................       1,926,150
   500,000   Carco Auto Loan
               Master Trust, 5.78%, 3/15/02 ...................         491,967
 2,000,000   CCIMT 98 - 6 A, 5.85%, 4/10/03 ...................       1,988,050
   650,000   CCIMT 95 - 9 A, 5.80%, 5/15/06 ...................         627,721
 1,500,000   CHAMT 98 - 3 A, 6.00%, 4/15/03 ...................       1,477,627
 2,000,000   Chase Manhattan Corp, 7.125%, 2/1/07 .............       2,000,840
 1,000,000   Chase Manhattan Credit Card Master
               Trust - Class A, 6.30%, 4/15/03 ................       1,002,615
   250,000   Chase Credit Card M/T, 6.66%, 1/15/07 ............         249,916
   300,000   Chem MT 96 - 3 A, 7.09%, 2/15/09 .................         301,218
   200,000   Chrysler Financial Corp., 6.95%, 3/25/02 .........         203,151
             CIT Group,
   500,000     5.50%, 2/15/04 .................................         470,684
   150,000     7.125%, 10/15/04 ...............................         149,895
             Citibank Credit Card Master Trust -
               Class A,
 1,000,000     5.75%, 1/15/03 .................................         994,325
 1,000,000     5.875%, 3/10/11 ................................         923,225
 1,000,000   CNA Financial, 6.45%, 1/15/08 ....................         931,335
 1,000,000   COMED 1998 - 1 A5, 5.44%, 3/25/07 ................         948,625
    90,000   Commercial Credit Co, 7.375%, 3/15/02 ............          92,328
 2,000,000   DHMT 1998 - 1 A, 5.90%, 5/25/06 ..................       1,952,470
             Discover Card Master Trust - Class A,
 1,000,000     5.60%, 5/15/03 .................................         963,125
 2,000,000     5.80%, 9/16/03 .................................       1,993,740
 1,000,000     5.85%, 1/17/06 .................................         975,225
 2,000,000     6.20%, 5/16/06 .................................       1,968,850
   748,867   EQCC Home Equity Loan Trust,
               6.54%, 4/15/11 .................................         750,826
 1,000,000   Federal National Mortgage Assoc.,
               5.98%, 9/15/08 .................................         963,750
 3,000,000   First Bank Corporate Card Master
               Trust - Class A, 6.40%, 2/15/03 ................       2,999,295
   300,000   First Union National Bank,
               7.125%, 10/15/06 ...............................         299,046


Principal
  Amount                      Security                                 Value
  ------                      --------                                 -----

$2,000,000   First USA Credit Master Trust 97 - 2,
               5.511%, 1/17/07 ................................       1,993,590
             First USA Credit Card Master Trust -
               Class A,
 5,000,000     6.42%, 3/17/05 .................................       5,005,675
 1,000,000     5.28%, 9/18/06 .................................         952,395
 3,000,000   Ford Credit Auto Loan Master Trust -
               Class A, 6.50%, 8/15/02 ........................       3,010,575
             Ford Motor Credit,
   375,000     9.00%, 9/15/01 .................................         392,297
 2,000,000     6.00%, 1/14/03 .................................       1,954,850
 4,000,000     5.15%, 10/15/02 ................................       4,017,405
   250,000     6.70%, 7/16/04 .................................         248,846
   500,000   General Electric Capital Corp.,
               8.625%, 6/15/08 ................................         553,250
 2,000,000   General Motors Accept Corp.,
               5.895%, 12/17/01 ...............................       2,001,600
             GMAC,
 1,300,000     6.875%, 7/15/01 ................................       1,313,116
   500,000     6.625%, 1/10/02 ................................         501,633
 1,000,000     6.75%, 3/15/03 .................................       1,000,521
 1,000,000     7.125%, 5/1/03 .................................       1,010,662
             Goldman Sachs Group,
   175,000     6.65%, 5/15/09 .................................         166,696
   200,000     7.35%, 10/1/09 .................................         200,520
   150,000   Heller Financial, 6.00%, 3/19/04 ................          143,958
             Household Finance Co.,
 1,000,000     8.375%, 11/15/01 ...............................       1,034,785
   400,000     6.00%, 5/1/04 ..................................         385,146
   250,000   Household Netherlands BV,
               6.20%, 12/1/03 .................................         242,842
   200,000   International Lease Finance Corp.,
               6.375%, 2/15/02 ................................         199,672
 1,000,000   J.P. Morgan, 6.70%, 11/1/07 ......................         974,540
   250,000   John Deere Capital, 6.00%, 2/15/09 ...............         234,293
   120,000   KFW International Finance,
               8.20%, 6/1/06 ..................................         127,114
   400,000   Lehman Brothers, 7.25%, 4/15/03 ..................         401,515
             Lehman Brothers Holdings,
   400,000     6.125%, 7/15/03 ................................         386,657
   195,000     7.00%, 5/3/05 ..................................         194,203
             MBNA Master Credit Card Trust - Class A,
 1,000,000     6.60%, 1/15/03 .................................       1,005,165
 3,000,000     6.55%, 1/15/07 .................................       2,994,405
   850,000     5.90%, 8/15/11 .................................         790,419
             MBNA Master Credit,
   250,000     6.40%, 8/15/11 .................................         250,086
   250,000     7.00%, 2/15/12 .................................         247,188
 2,000,000   MBNA Master Credit Card Trust,
               5.37%, 6/15/06 .................................       1,990,870
 2,000,000   McDonald's Corp., 6.50%, 8/1/07 ..................       1,947,564
 1,000,000   Mellon Financial, 6.375%, 2/15/10 ................         935,839
             Merrill Lynch & Co.,
 1,000,000     6.00%, 2/12/03 .................................         978,474
   500,000     6.875%, 3/1/03 .................................         502,168
             Morgan Stanley Group,
   750,000     8.33%, 1/15/07 .................................         795,838
 1,250,000     6.875%, 3/1/07 .................................       1,226,691
 1,000,000   NationsBank, 5.75%, 3/15/01 ......................         991,327
 3,000,000   NationsBank Credit Card Master
               Trust - Class A, 6.00%, 12/15/05 ...............       2,939,775
 1,000,000   Norwest Corp., 8.15%, 11/1/01 ....................       1,033,439
             Premier Auto Trust - Class A,
 2,000,000     5.96%, 10/8/02 .................................       1,986,670
   750,000     5.82%, 12/6/02 .................................         744,311
 1,000,000     5.19%, 4/8/03 ..................................         976,355


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Schedule of Portfolio Investments September 30, 1999
--------------------------------------------------------------------------------

Principal
  Amount                      Security                                 Value
  ------                      --------                                 -----

$2,000,000   Prime Credit Card Master Trust,
                6.75%, 11/15/05 ...............................   $  2,010,550
 1,000,000   Providian Master Trust, 6.25%, 6/15/07 ...........        995,275
 2,000,000   Rockwell International, 6.15%, 1/15/08 ...........      1,892,420
 2,000,000   Salomon Smith Barney, 7.98%, 3/1/00 ..............      2,017,940
 1,000,000   SCAMT 98-1 A, 5.80%, 8/15/05 .....................        993,965
             Sears Credit Account Master Trust -
               Class A,
 1,000,000     6.05%, 1/16/08 .................................        987,625
   500,000     5.65%, 3/15/09 .................................        482,202
   200,000   Society National Bank, 7.25%, 6/1/05 .............        202,621
 2,700,000   Standard Credit Card Master Trust Class A,
               5.95%, 10/7/04 .................................      2,638,670
   150,000   Transamerica Finance Corp,
               6.125%, 11/1/01 ................................        147,709
 2,000,000   Toyota Auto Lease Trust - Class A,
               6.35%, 9/25/00 .................................      1,995,620
   500,000   Toyota Motor Credit, 5.50%, 12/15/08 .............        452,475
                                                                  ------------
                                                                   112,256,393
                                                                  ------------
             Industrial - 8.5%
 1,000,000   Abbott Labs, 6.40%, 12/1/06 ......................        994,780
 2,000,000   American Home Product,
               7.70%, 2/15/00 .................................      2,013,270
   600,000   Amoco Canada, 7.25%, 12/1/02 .....................        613,185
 2,000,000   Anheuser Busch, 9.00%, 12/1/09 ...................      2,313,252
 1,000,000   BP America, Inc., 7.875%, 5/15/02 ................      1,035,657
   150,000   Cambell, 6.15%, 12/1/02 ..........................        148,678
   100,000   Caterpillar, 7.25%, 9/15/09 ......................        100,567
             Conoco,
   250,000     5.90%, 4/15/04 .................................        241,930
   360,000     6.35%, 4/15/09 .................................        343,204
   300,000   DaimlerChrysler, 7.20%, 9/1/09 ...................        301,480
 1,000,000   Diageo Captial PLC, 6.125%, 8/15/05 ..............        962,676
 2,000,000   Dupont, 9.15%, 4/15/00 ...........................      2,035,664
             GTE Southwest,
 1,000,000     6.54%, 12/1/05 .................................        984,024
 1,000,000     6.23%, 1/1/07 ..................................        961,590
 2,000,000   Hanson Overseas, 6.75%, 9/15/05 ..................      1,967,610
             IBM Corp,
   125,000     5.10%, 11/10/03 ................................        119,161
   300,000     5.375%, 2/1/09 .................................        270,588
 1,000,000   Lucent Technologies, Inc.,
               5.50%, 11/15/08 ................................        910,640
   750,000   Mattel, Inc., 6.125%, 7/15/05 ....................        699,769
 1,000,000   Proctor & Gamble, 5.25%, 9/15/03 .................        957,170
   150,000   Rohm & Haas Co, 6.95%, 7/15/04 ...................        150,531
   500,000   Sears Roebuck, 6.125%, 1/15/06 ...................        469,093
 2,000,000   Sears Roebuck Acceptance Corp.,
               7.00%, 6/15/07 .................................      1,949,518
 1,000,000   Sony Corp., 6.125%, 3/4/03 .......................        989,680
 1,000,000   TCI Communications, Inc.,
               8.65%, 9/15/04 .................................      1,077,380
 1,500,000   Texaco Capital, Inc., 8.50%, 2/15/03 .............      1,579,433
 1,000,000   TRW, 6.05%, 1/15/05 ..............................        948,085
   200,000   United Technology Corp,
                7.00%, 9/15/06 ................................        201,505
             Wal-Mart Stores,
   300,000     6.875%, 8/10/09 ................................        301,089
 1,890,000     9.10%, 7/15/00 .................................      1,935,970
   100,000     6.50%, 6/1/03 ..................................        100,216
 1,000,000   Walt Disney Co., 6.75%, 3/30/06 ..................        993,005
   250,000   Weyerhaeuser Co., 7.25%, 7/1/13 ..................        249,871
                                                                  ------------
                                                                    28,920,271
                                                                  ------------
Principal
  Amount                      Security                                 Value
  ------                      --------                                 -----

             Utility - 3.2%
$1,000,000   AT&T Corp., 5.625%, 3/15/04 ......................   $    959,688
   375,000   Atlantic Richfield, 5.55%, 4/15/03 ...............        364,361
 1,000,000   Central & Southwest Corp.,
               7.25%, 10/1/04 . ...............................      1,018,835
   800,000   Chesapeake & Potomac Telephone,
               7.125%, 1/15/02 ................................        811,616
 2,000,000   Consolidated Natural Gas,
               6.625%, 12/1/08 ................................      1,924,790
   200,000   Cox Communications, 6.15%, 8/1/03 ................        193,724
 1,000,000   GTE North, Inc., 5.65%, 11/15/08 .................        909,115
   400,000   Illinois Power, 5.54%, 6/25/09 ...................        371,354
   400,000   MCI Worldcom, 6.25%, 8/15/03 .....................        393,212
   385,000   Peco Energy Transition Trust,
               6.05%, 3/1/09 ..................................        370,591
 1,000,000   VF Corp., 9.50%, 5/1/01 ..........................      1,045,814
 1,000,000   Virginia Electric Power, 6.75%, 2/1/07 ...........        973,420
 1,000,000   Wisconsin Electric Power,
               7.25%, 8/1/04 ..................................      1,026,588
   570,000   Wisconsin Power & Light,
               7.00%, 6/15/07 .................................        568,296
                                                                  ------------
                                                                    10,931,404
                                                                  ------------
             Other - 2.7%
 2,000,000   Federal Farm Credit Bank,
               5.233%, 5/17/01 ................................      1,992,742
             Interamerican Development Bank,
   200,000     6.125%, 10/4/02 ................................        199,692
 1,000,000     6.125%, 3/8/06 .................................        979,468
   750,000     5.375%, 11/18/08 ...............................        683,977
 1,000,000   International Bank for Reconstruction
               & Development, 5.625%, 3/17/03 .................        980,350
 2,000,000   Sallie Mae, 5.441%, 6/8/01 .......................      1,989,912
 2,000,000   Superior Wholesale Inventory Fin Tr,
               5.505%, 5/15/06 ................................      1,991,250
   160,000   Whitman Corp., 6.00%, 5/1/04 .....................        154,798
   150,000   Xerox Capital Europe PLC,
               5.875%, 5/15/04 ................................        143,794
                                                                  ------------
                                                                     9,115,983
                                                                  ------------
Total Corporate Debt
  (Cost $165,584,577) .........................................    161,224,051
                                                                  ------------
             FOREIGN DEBT - 2.2%
   150,000   Ahold Finance USA, 6.25%, 5/1/09 .................        139,188
 1,000,000   Alberta Providence, 9.25%, 4/1/00 ................      1,018,540
 1,000,000   Canada Government, 5.25%, 11/5/08 ................        913,060
   125,000   Corp Andina de Fomento,
               7.75%, 3/1/04 ..................................        125,400
   275,000   Deutsche Ausgleichsbank,
               6.50%, 9/15/04 .................................        274,562
   300,000   Dresdner Bank, 6.625%, 9/15/05 ...................        289,109
   125,000   HSBC Americas, 6.625%, 3/1/09 ....................        117,205
   200,000   HSBC Holding PLC, 7.50%, 7/15/09 .................        198,703
   350,000   Italy Global Bond, 6.00%, 9/27/03 ................        344,787
   350,000   Kingdom of Sweden, 6.50%, 3/4/03 .................        352,698
   200,000   National Westminister Bank,
               7.375%, 10/1/09 ................................        199,230
   150,000   Nippon Telegraph & Telephone,
               6.00%, 3/25/08 .................................        140,133
             Province of Ontario,
   500,000     7.375%, 1/27/03 ................................        513,900
 1,000,000     6.00%, 2/21/06 .................................        964,620
             Province of Quebec,
   500,000     7.00%, 1/30/07 .................................        501,735
   150,000     5.75%, 2/15/09 .................................        137,289

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Schedule of Portfolio Investments September 30, 1999
--------------------------------------------------------------------------------

Principal
  Amount                      Security                                 Value
  ------                      --------                                 -----


$   75,000   Republic of Chile, 6.875%, 4/28/09 ...............   $     71,119
   550,000   Republic of Finland, 7.875%, 7/28/04 .............        584,677
   300,000   Republic of Ireland, 7.875%, 12/1/01 .............        309,570
   150,000   Republic of Portugal, 5.75%, 10/8/03 .............        146,326
   150,000   Santander Financial Issuances,
               7.00%, 4/1/06 ..................................        145,377
   125,000   Westdeutsche Landesbank NY,
               6.05%, 1/15/09 .................................        114,254
                                                                  ------------
Total Foreign Debt
  (Cost $7,841,705) ...........................................      7,601,482
                                                                  ------------
             MORTGAGE-BACKED SECURITIES - 27.8%
   150,000   FHLMC, 6.625%, 9/15/09 ...........................        149,485
             FHLMC Gold,
   500,000     5.75%, 3/15/09 .................................        468,121
   927,445     5.50%, 11/1/13 .................................        873,821
   928,938     6.00%, 12/1/13 .................................        894,464
   151,082     7.50%, 4/1/27 ..................................        152,022
   267,540     7.50%, 6/1/27 ..................................        269,204
    65,527     7.50%, 10/1/27 .................................         65,935
 2,821,015     6.50%, 12/1/28 .................................      2,709,634
 2,984,736     6.00%, 12/1/28 .................................      2,789,744
             FHLMC TBA,
 1,000,000     7.50%, 5/1/07 ..................................      1,015,620
 1,000,000     6.00%, 4/1/08 ..................................        962,495
 3,000,000     6.50%, 11/1/08 .................................      2,945,610
 2,000,000     6.00%, 11/1/08 .................................      2,001,864
 4,000,000     7.50%, 5/1/22 ..................................      4,021,228
 4,000,000     7.00%, 3/1/23 ..................................      3,934,980
 3,000,000     6.50%, 11/1/23 .................................      2,879,985
 2,000,000     6.00%, 11/1/24 .................................      1,866,240
             FNCL,
   699,189     6.50%, 1/1/14 ..................................        686,080
   959,067     7.00%, 2/1/14 ..................................        958,166
   985,969     6.00%, 12/1/28 .................................        919,416
   995,740     6.50%, 12/1/28 .................................        955,602
   980,553     6.00%, 12/15/28 ................................        909,768
   866,372     7.00%, 1/1/29 ..................................        852,313
 2,465,493     6.50%, 2/1/29 ..................................      2,363,792
 2,475,754     6.50%, 2/1/29 ..................................      2,373,629
 2,494,817     6.50%, 2/1/29 ..................................      2,391,907
   964,148     7.00%, 3/1/29 ..................................        947,276
 3,991,809     6.00%, 7/1/29 ..................................      3,722,363
             FNMA,
 1,000,000     6.50%, 8/15/04 .................................      1,005,078
   425,534     6.50%, 5/1/05 ..................................        420,169
   395,829     6.50%, 6/1/05 ..................................        390,839
 1,000,000     5.25%, 1/15/09 .................................        903,120
   345,935     7.00%, 9/1/12 ..................................        346,032
 2,078,724     8.00%, 5/1/17 ..................................      2,124,130
   311,963     8.50%, 1/1/20 ..................................        323,652
 7,000,000     7.00%, 9/1/21 ..................................      6,881,840
 4,000,000     7.50%, 9/1/21 ..................................      4,013,728
 1,390,916     8.00%, 12/1/21 .................................      1,421,299
 4,000,000     6.50%, 4/1/23 ..................................      3,837,480
   385,476     8.00%, 12/1/23 .................................        393,896
   287,247     8.50%, 8/1/25 ..................................        298,010
   849,326     6.50%, 10/1/27 .................................        815,261
             FNMA TBA,
 1,000,000     7.00%, 9/1/06 ..................................        999,370
 1,000,000     7.50%, 9/1/06 ..................................      1,015,307
 2,000,000     6.00%, 4/1/08 ..................................      1,923,740
 2,000,000     6.50%, 4/1/23 ..................................      1,962,490


 Principal
  Amount/
  Shares                      Security                                 Value
  ------                      --------                                 -----
             GNMA,
$  385,470     9.00%, 11/15/20 ................................   $    405,707
   579,160     8.00%, 5/15/22 .................................        592,866
   211,519     8.50%, 2/15/23 .................................        220,179
   297,051     8.50%, 4/15/23 .................................        309,212
   226,093     8.50%, 8/15/28 .................................        235,207
   573,712     6.50%, 10/15/28 ................................        548,429
   339,791     6.50%, 11/15/28 ................................        324,817
    40,437     6.50%, 1/15/29 .................................         38,655
             GNMA TBA,
 1,000,000     6.50%, 5/1/08 ..................................        982,182
 2,000,000     8.00%, 8/1/21 ..................................      2,044,990
 6,000,000     7.00%, 9/1/21 ..................................      5,891,220
 5,000,000     7.50%, 9/1/21 ..................................      5,017,160
 1,000,000     6.00%, 4/25/23 .................................        928,120
 3,000,000     6.50%, 6/25/23 .................................      2,868,735
                                                                  ------------
Total Mortgage-Backed Securities
  (Cost $95,269,754) ..........................................     94,563,684
                                                                  ------------
             U.S. TREASURY SECURITIES - 8.0%
             U.S. Treasury Note,
 5,900,000     5.75%, 11/15/00 ................................      5,916,616
 6,000,000     5.25%, 5/31/01 .................................      5,966,250
 6,450,000     5.75%, 8/15/03 .................................      6,431,863
   200,000     5.875%, 2/15/04 ................................        200,797
 2,100,000     5.25%, 5/15/04 .................................      2,052,750
 6,125,000     7.25%, 5/15/04 .................................      6,461,875
   150,000     6.50%, 5/15/05 .................................        153,621
                                                                  ------------
Total U.S. Treasury Securities
  (Cost $27,393,454)                                                27,183,772
                                                                  ------------
             SHORT-TERM INSTRUMENTS - 28.5%
             Mutual Fund - 25.5%
86,823,751   Institutional Cash Management Fund ...............     86,823,751
                                                                  ------------
             U. S. Government - 3.0%
10,500,000   U.S. Treasury Bill, 4.64%, 12/16/99 ..............     10,396,260
                                                                  ------------
Total Short-Term Instruments
  (Cost $97,220,011) ..........................................     97,220,011
                                                                  ------------
Total Investments
  (Cost $393,309,502) ...................................113.8%    387,793,000
                                                                  ------------
Wrapper Agreements/1 - 2.7%
Bank of America NT & SA .......................................      2,437,050
National Westminster Bank PLC .................................      2,079,222
Credit Suisse Financial Products ..............................      2,082,868
Transamerica Life Insurance & Annuity Co. .....................      2,453,865
                                                                  ------------
Total Wrapper Agreements ......................................      9,053,005
                                                                  =============
Liabilities in Excess of Other Assets ..................(16.5)%    (56,090,212)
                                                        -----     -------------
Net Assets .............................................100.0%    $340,755,793
                                                         =====    =============

----------
The following abbreviations are used in portfolio descriptions:
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Asscociation
FNCL - Federal National Mortgage Association Class Loan
GNMA - Government National Mortgage Association
TBA - To be announced securities. TBA's represent firm commitments of the Portfolio for securities authorized for issuance but not yet actually i ssued.
1/ Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Statement of Assets and Liabilities September 30, 1999
--------------------------------------------------------------------------------

Assets
  Investment at Value (Cost $393,309,502) .......................   $387,793,000
  Interest Receivable ...........................................      3,128,082
  Due from Bankers Trust ........................................          3,573
  Wrapper Agreements ............................................      9,053,005
                                                                    ------------
Total Assets ....................................................    399,977,660
                                                                    ------------
Liabilities
  Payable for Securities Purchased ..............................     59,048,825
  Accrued Expenses and Other ....................................        173,042
                                                                    ------------
Total Liabilities ...............................................     59,221,867
                                                                    ------------
Net Assets ......................................................   $340,755,793
                                                                    ============



--------------------------------------------------------------------------------


Statement of Operations For the year ended September 30, 1999
--------------------------------------------------------------------------------

Investment Income
  Interest Income ..............................................................    $ 15,920,396
  Credited Rate Interest .......................................................       1,298,837
                                                                                    ------------
Total Investment Income ........................................................      17,219,233
                                                                                    ------------
Expenses
  Advisory Fees ................................................................         940,438
  Wrapper Fees .................................................................         331,595
  Administration and Service Fees ..............................................         145,708
  Professional Fees ............................................................          28,298
  Trustees Fees ................................................................           3,252
  Miscellaneous ................................................................           1,643
                                                                                    ------------
  Total Expenses ...............................................................       1,450,934
  Less Fees Waived/Expenses Reimbursed by Bankers Trust ........................        (430,972)
                                                                                    ------------
Net Expenses ...................................................................       1,019,962
                                                                                    ------------
Net Investment Income ..........................................................      16,199,271
                                                                                    ------------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments ................................................................      (9,468,496)
    Wrapper Agreements .........................................................      11,590,701
  Realized Loss from Investment Transactions ...................................    (2,122,205)
                                                                                    ------------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements ..              --
                                                                                    ------------
Net Increase in Net Assets from Operations .....................................    $ 16,199,271
                                                                                    ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the             For the
                                                                                 year ended          year ended
                                                                           September 30, 1999   September 30, 1998/1
                                                                            ------------------   ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ..................................................   $  16,199,271        $   7,494,607
   Net Change in Unrealized Appreciation/Depreciation on Investments ......      (9,468,496)           3,951,992
   Net Change in Unrealized Appreciation/Depreciation on Wrapper Agreements      11,590,701           (4,943,878)
   Net Realized Gain (Loss) on Investments ................................      (2,122,205)             991,886
                                                                              -------------        -------------
Net Increase in Net Assets from Operations ................................      16,199,271            7,494,607
                                                                              -------------        -------------
Capital Transactions
   Proceeds from Capital Invested .........................................     210,131,938          287,696,652
   Value of Capital Withdrawn .............................................    (118,126,797)         (62,639,878)
                                                                              -------------        -------------
Net Increase in Net Assets from Capital Transactions ......................      92,005,141          225,056,774
                                                                              -------------        -------------
Total Increase in Net Assets ..............................................     108,204,412          232,551,381
Net Assets
Beginning of Year .........................................................     232,551,381                   --
                                                                              -------------        -------------
End of Year ...............................................................   $ 340,755,793        $ 232,551,381
                                                                              =============        =============

----------
1/ PreservationPlus Portfolio commenced operation on October 1, 1997.


--------------------------------------------------------------------------------


Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the periods indicated for the BT PreservationPlus Portfolio.

                                                                    For the             For the
                                                                   year ended          year ended
                                                               September 30, 1999   September 30, 1998/1
                                                               ------------------   --------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ...................      $   340,756          $   232,551
Ratios to Average Net Assets:
   Net Investment Income ...................................             5.57%                5.80%
   Expenses ................................................             0.35%                0.35%
   Decrease Reflected in the Above Expense Ratio Due
     to Fees Waived/Expenses Reimbursed by Bankers Trust ...             0.15%                0.19%
Portfolio Turnover Rate ....................................              291%                 428%

----------
1/ PreservationPlus Portfolio commenced operation on October 1, 1997.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The BT PreservationPlus Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized and began operations on October 1, 1997 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities are normally valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Board of Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on an identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuation in the market value of covered assets.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA Purchase Commitments
The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

E. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .35% of the Portfolio's average daily net assets, less advisor fees paid for the pro rata amount due to investment in the Institutional Cash Management Fund.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .35% of the average daily net assets of the Portfolio.

The Portfolio may invest in the Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust. The Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Fund to the Portfolio for the year ended September 30, 1999 amounted to $2,951,834.

At September 30, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------


amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. On October 8, 1999, the revolving credit facility was increased to $150,000,000. No amounts were outstanding under the credit facility for the year ended September 30, 1999.

Bankers Trust was a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly-owned subsidiary of Deutsche Bank.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1999, were $845,562,428 and $744,984,453, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1999, was $394,943,913. The aggregate gross unrealized appreciation was $463,318, and the aggregate gross unrealized depreciation for all investments was $7,614,231 as of September 30, 1999.

Note 4--Wrapper Agreements
The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and under most circumstances permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders.

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
BT PreservationPlus Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of BT PreservationPlus Portfolio (the "Portfolio") as of September 30, 1999, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of two years in period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the Portfolio's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of BT PreservationPlus Portfolio at September 30, 1999, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



Ernst & Young, LLP
Philadelphia, Pennsylvania
November 8, 1999

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Proxy Results (unaudited)
--------------------------------------------------------------------------------

BT Preservation Plus Fund shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Funds Board of Trustees.

                                     Shares           Shares Voted
                                      Voted             Withheld
                                       For              Authority
                                   ----------         ------------
    Messr Biggar                   17,837,613              --
    Messr Dill                     17,837,613              --
    Messr Hale                     17,837,613              --
    Messr Langton                  17,837,613              --
    Messr Saunders                 17,837,613              --
    Messr Van Benschoten           17,837,613              --
    Dr. Gruber                     17,837,613              --
    Dr. Herring                    17,837,613              --


2.  To approve the New Investment Advisory Agreement with Bankers Trust Company.

                                       For               Against         Abstain
                                    --------             -------        --------
                                   17,837,613               --             --


3.  To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                                       For               Against         Abstain
                                    --------             -------        --------
                                   17,837,613               --             --


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

                                       For               Against         Abstain
                                    --------             -------        --------
                                   17,837,613               --             --


5. To ratify the selection of Ernst & Young LLP as the independent accountants of the Fund and its corresponding Portfolio.

                                       For               Against         Abstain
                                    --------             -------        --------
                                   17,837,613               --             --

                       This page intentionally left blank.

[Bankers Trust LOGO]



For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

BT PreservationPlus Fund                       PreservationPlus CUSIP #055847834
BT Pyramid Mutual Funds                                               #055847842
                                                                      #055847826
                                                                      #055847818
                                               COMBPPANN (9/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101